Prepayments and other assets - Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Current
Advance to vendors (net of allowance)		₨ 706,317	₨ 746,513
Advance to joint venture		34,200	30,385
Balance with statutory authorities		43,626	47,865
Prepaid expenses		64,266	72,148
Due from employees		3,541	2,997
Total	$ 11,301	851,950	899,908
Non-current
Prepaid expenses		1,216	1,527
Defined benefit plan asset		1,898	6,339
Total	$ 41	₨ 3,114	₨ 7,866